Offerings - Offering: 1	Feb. 12, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 60,587,399.79
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,367.12